Condensed Interim Consolidated Statement of Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 18,903,711	$ 21,038,725
Cost of revenue	(15,854,798)	(18,097,740)
Gross profit	3,048,913	2,940,985
Selling and marketing expenses	(4,673,130)	(6,667,198)
General and administrative expenses	(9,090,300)	(10,739,304)
Consultancy and professional fees	(530,275)	(1,341,978)
Government grants	1,431,490	2,123,055
Operating loss	(9,813,302)	(13,684,440)
Finance costs	(139,255)	(479,148)
Finance income	5,234	721
Other income	840,100	2,811,288
Share of loss of a joint venture	(126,844)	(127,209)
Fair value change of warrant liabilities	(208,383)	3,597,835
Recapitalization expense		(48,521,756)
Foreign exchange loss, net	(2,409,540)	(1,199,639)
Loss before tax	(11,851,990)	(57,602,348)
Income tax expense	(295,018)	(207,428)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(12,147,008)	(57,809,776)
Attributable to:
Equity holders of the Parent	(11,954,113)	(57,690,759)
Non-controlling interests	(192,895)	(119,017)
Attributable to Total	$ (12,147,008)	$ (57,809,776)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.46)	$ (2.37)